Employee Benefit Costs - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Sep. 19, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit costs (credits)		£ 26	£ 0	£ (26)
United Kingdom | British American Tobacco UK Pension Fund
Disclosure Of Defined Benefit Plans [Line Items]
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements	£ 28